UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-4108

                           OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                                   (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                              (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

                                      Date of fiscal year end:  DECEMBER 31
                                                                -----------

          Date of reporting period: JANUARY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's strong performance in its equity portion during its fiscal year ended December 31, 2003, was primarily driven by its stock-selection strategy. The portfolio manager's "bottom-up" investment approach seeking companies with above-average fundamentals at below average prices led it to stocks from a variety of market-capitalization ranges and representing a number of investment styles. In addition, the Fund's performance was supported by income derived from dividend-paying stocks and relatively strong total returns from a diversified portfolio of bonds.
   The Fund benefited from strong performance in the consumer discretionary, industrials, financial and consumer staples sectors during the reporting period. Diversified franchiser Cendant Corp. saw its stock price rise as investors gradually recognized that its business fundamentals were better than they had anticipated. Cendant's housing-related businesses, such as realtor Century 21, benefited from a persistently strong housing market, and its cyclical travel-related businesses, such as car rental agencies Avis and Budget, strengthened along with the overall economy.
   In the industrials sector, aeronautical and defense contractors proved to be wise investments this year, as Brazilian aircraft manufacturer Empresa Brasileira de Aeronautica SA (Embraer) and Orbital Sciences Corp. added to performance. Orbital, a key contractor for Northrop, has been engaged to take part in an 8-year contract to develop and test an antimissile defense system for the U.S. Defense Department.
   Other positive contributors during the latter part of 2003 included Liberty Media Corp., which struggled early in the year but rallied following a large stock buyback, and financial services provider J.P. Morgan Chase & Co., which benefited from strong mortgage activity and a rebounding stock market during the year. The Fund's overweight position in real estate also proved beneficial. Host Marriott Corp. was a strong contributor to the Fund's performance as both room rates and occupancy rose throughout 2003. Also, healthcare holdings, like Province Healthcare Co. and Guidant Corp., a leader in the treatment of cardiac and vascular disease, were also strong performers this year.
   On the other hand, some holdings produced disappointing returns during the period. Schering-Plough, a manufacturer of pharmaceutical and health care products underperformed due to disappointing results from their allergy and hepatitis drugs. Despite what we believe to be the high quality of its assets, media conglomerate Viacom, Inc., failed to benefit as much as we had hoped from an upturn in advertising revenues.
   The Fund's fixed-income segment successfully added value to the overall performance through an emphasis on corporate bonds, which rallied dramatically as investors became more comfortable with credit-related risks after many issuers reduced debt and improved their cost structures in the wake of 2002's corporate governance scandals. Mortgage-backed securities also contributed positively to performance, primarily due to a focus on higher-coupon securities that held up relatively well during the market-decline in July and August. Finally, our decision to maintain slightly less duration, or interest-rate sensitivity, than many of our peers, proved to significantly benefit performance once rates began backing up in June. The Fund's holdings, strategies and management are subject to change.
COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2003. In the case of Non-Service shares, performance is measured over a ten-year period. In the case of Service shares, performance is measured from inception of the class on May 1, 2002. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of both the S&P 500 Index, an unmanaged index of U.S. equity securities that is a measure of the general domestic stock market and the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate, government and mortgage-backed securities that is a measure of the domestic bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund's performance reflects the effects of Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                  4 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

NON-SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
  Oppenheimer Multiple Strategies Fund/VA (Non-Service)
  S&P 500 Index
  Lehman Brothers Aggregate Bond Index

[LINE GRAPH]

                Oppenheimer Multiple Strategies       S&P 500          Lehman Brothers
                Fund/VA (Non-Service)                 Index            Aggregate Bond Index
12/31/1993       $10,000                              $10,000          $10,000
03/31/1994         9,759                                9,621            9,713
06/30/1994         9,593                                9,662            9,613
09/30/1994         9,976                               10,133            9,672
12/31/1994         9,805                               10,131            9,708
03/31/1995        10,440                               11,117           10,198
06/30/1995        11,128                               12,176           10,819
09/30/1995        11,656                               13,143           11,032
12/31/1995        11,900                               13,934           11,502
03/31/1996        12,303                               14,682           11,298
06/30/1996        12,635                               15,340           11,362
09/30/1996        13,126                               15,814           11,572
12/31/1996        13,744                               17,131           11,919
03/31/1997        13,748                               17,591           11,853
06/30/1997        15,001                               20,660           12,288
09/30/1997        16,164                               22,207           12,696
12/31/1997        16,110                               22,845           13,070
03/31/1998        17,223                               26,029           13,274
06/30/1998        17,253                               26,893           13,584
09/30/1998        15,449                               24,224           14,158
12/31/1998        17,182                               29,378           14,206
03/31/1999        17,460                               30,841           14,135
06/30/1999        18,637                               33,011           14,011
09/30/1999        18,021                               30,955           14,106
12/31/1999        19,210                               35,557           14,089
03/31/2000        20,384                               36,371           14,400
06/30/2000        20,496                               35,405           14,651
09/30/2000        20,557                               35,062           15,092
12/31/2000        20,446                               32,321           15,727
03/31/2001        20,275                               28,491           16,204
06/30/2001        21,538                               30,158           16,296
09/30/2001        19,176                               25,733           17,047
12/31/2001        20,900                               28,482           17,055
03/31/2002        20,974                               28,561           17,071
06/30/2002        19,437                               24,737           17,701
09/30/2002        17,545                               20,466           18,512
12/31/2002        18,726                               22,190           18,804
03/31/2003        18,534                               21,491           19,066
06/30/2003        20,857                               24,798           19,542
09/30/2003        21,591                               25,454           19,514
12/31/2003        23,399                               28,551           19,576

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/03 1-Year 24.96% 5-Year 6.37% 10-Year 8.87% Inception Date 2/9/1987

SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
  Oppenheimer Multiple Strategies Fund/VA (Service)
  S&P 500 Index
  Lehman Brothers Aggregate Bond Index
[LINE GRAPH]

                Oppenheimer Multiple Strategies       S&P 500      Lehman Brothers
                Fund/VA (Service)                     Index        Aggregate Bond Index
05/01/2002     $10,000                               $10,000       $10,000
06/30/2002       9,407                                 9,220        10,172
09/30/2002       8,491                                 7,628        10,638
12/31/2002       9,056                                 8,271        10,806
03/31/2003       8,951                                 8,010        10,956
06/30/2003      10,075                                 9,242        11,230
09/30/2003      10,423                                 9,487        11,214
12/31/2003      11,291                                10,641        11,249

CUMULATIVE TOTAL RETURN OF SERVICE SHARES OF THE FUND AT 12/31/03
1-Year 24.69%  Since Inception (5/1/02) 7.56%  Inception Date 5/1/2002

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES.
INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR OR CALLING US AT 1.800.981.2871. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. GRAPHS ARE NOT DRAWN TO SAME SCALE. AN EXPLANATION OF THE CALCULATION OF THE PERFORMANCE IS IN THE STATEMENT OF ADDITIONAL INFORMATION.



                  5 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2003
--------------------------------------------------------------------------------

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
COMMON STOCKS--56.4%
----------------------------------------------------------------
CONSUMER DISCRETIONARY--10.1%
----------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.6%
Brinker International, Inc. 1           117,700   $   3,902,932
----------------------------------------------------------------
McDonald's Corp.                        192,000       4,767,360
                                                  --------------
                                                      8,670,292

----------------------------------------------------------------
HOUSEHOLD DURABLES--1.0%
Toll Brothers, Inc. 1                   111,100       4,417,336
----------------------------------------------------------------
WCI Communities, Inc. 1                  61,000       1,257,210
                                                  --------------
                                                      5,674,546

----------------------------------------------------------------
MEDIA--5.7%
AMC Entertainment, Inc. 1               144,500       2,197,850
----------------------------------------------------------------
EchoStar Communications
Corp., Cl. A 1,2                         94,600       3,216,400
----------------------------------------------------------------
Gilat Satellite Networks Ltd. 1          44,600         218,094
----------------------------------------------------------------
Liberty Media Corp., Cl. A 1            779,900       9,273,011
----------------------------------------------------------------
Regal Entertainment Group                46,600         956,232
----------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1          978,171       8,294,890
----------------------------------------------------------------
Viacom, Inc., Cl. B 2                   169,800       7,535,724
                                                  --------------
                                                     31,692,201

----------------------------------------------------------------
MULTILINE RETAIL--1.2%
Sears Roebuck & Co.                     142,300       6,473,227
----------------------------------------------------------------
SPECIALTY RETAIL--0.5%
Gap, Inc. (The) 2                       126,900       2,945,349
----------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Nike, Inc., Cl. B 2                      11,500         787,290
----------------------------------------------------------------
CONSUMER STAPLES--3.8%
----------------------------------------------------------------
BEVERAGES--1.0%
Adolph Coors Co., Cl. B                  22,900       1,284,690
----------------------------------------------------------------
Constellation Brands, Inc., Cl. A 1     133,900       4,409,327
                                                  --------------
                                                      5,694,017

----------------------------------------------------------------
FOOD PRODUCTS--1.1%
Tyson Foods, Inc., Cl. A                308,500       4,084,540
----------------------------------------------------------------
Unilever NV, NY Shares                   30,000       1,947,000
                                                  --------------
                                                      6,031,540

----------------------------------------------------------------
PERSONAL PRODUCTS--0.4%
Estee Lauder Cos., Inc. (The), Cl. A     58,000       2,277,080
----------------------------------------------------------------
TOBACCO--1.3%
Altria Group, Inc.                      136,300       7,417,446
----------------------------------------------------------------
ENERGY--3.3%
----------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Halliburton Co.                          42,600       1,107,600
----------------------------------------------------------------
Schlumberger Ltd.                        16,100         880,992
                                                  --------------
                                                      1,988,592


                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
OIL & GAS--3.0%
BP plc, ADR                              34,800   $   1,717,380
----------------------------------------------------------------
Devon Energy Corp.                       17,900       1,024,954
----------------------------------------------------------------
Houston Exploration Co. 1                18,300         668,316
----------------------------------------------------------------
LUKOIL, Sponsored ADR                     9,300         865,830
----------------------------------------------------------------
Petroleo Brasileiro SA, Preference       81,000       2,145,026
----------------------------------------------------------------
Pioneer Natural Resources Co. 1          46,000       1,468,780
----------------------------------------------------------------
Talisman Energy, Inc.                    56,300       3,203,077
----------------------------------------------------------------
Total SA, B Shares                        1,700         316,069
----------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR           24,000       2,220,240
----------------------------------------------------------------
Westport Resources Corp. 1               53,900       1,609,454
----------------------------------------------------------------
YUKOS, ADR                               36,617       1,537,914
                                                  --------------
                                                     16,777,040

----------------------------------------------------------------
FINANCIALS--9.3%
----------------------------------------------------------------
CAPITAL MARKETS--0.9%
Bank of New York Co., Inc. (The) 2       87,700       2,904,624
----------------------------------------------------------------
UBS AG                                   25,042       1,715,025
                                                  --------------
                                                      4,619,649

----------------------------------------------------------------
COMMERCIAL BANKS--2.6%
FleetBoston Financial Corp.             146,200       6,381,630
----------------------------------------------------------------
SunTrust Banks, Inc.                     41,500       2,967,250
----------------------------------------------------------------
U.S. Bancorp                            106,700       3,177,526
----------------------------------------------------------------
Wells Fargo & Co.                        35,300       2,078,817
                                                  --------------
                                                     14,605,223

----------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.5%
CIT Group, Inc.                          72,000       2,588,400
----------------------------------------------------------------
Citigroup, Inc.                          98,900       4,800,606
----------------------------------------------------------------
J.P. Morgan Chase & Co. 2               144,500       5,307,485
----------------------------------------------------------------
Merrill Lynch & Co., Inc. 2              23,000       1,348,950
                                                  --------------
                                                     14,045,441

----------------------------------------------------------------
INSURANCE--2.3%
American International Group, Inc. 2      6,000         397,680
----------------------------------------------------------------
Chubb Corp.                              49,900       3,398,190
----------------------------------------------------------------
Platinum Underwriters Holdings Ltd.      55,400       1,662,000
----------------------------------------------------------------
Prudential Financial, Inc.               96,600       4,034,982
----------------------------------------------------------------
XL Capital Ltd., Cl. A                   44,200       3,427,710
                                                  --------------
                                                     12,920,562

----------------------------------------------------------------
REAL ESTATE--1.0%
Developers Diversified Realty Corp.      42,800       1,436,796
----------------------------------------------------------------
Host Marriott Corp. 1                   334,900       4,125,968
                                                  --------------
                                                      5,562,764





                  6 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
HEALTH CARE--8.4%
----------------------------------------------------------------
BIOTECHNOLOGY--0.8%
Applera Corp./Celera
Genomics Group 1                             48   $         668
----------------------------------------------------------------
Medimmune, Inc. 1                        25,500         647,700
----------------------------------------------------------------
Wyeth                                    93,100       3,952,095
                                                  --------------
                                                      4,600,463

----------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
Applera Corp./Applied
Biosystems Group                            192           3,976
----------------------------------------------------------------
Beckman Coulter, Inc.                    61,000       3,100,630
----------------------------------------------------------------
Guidant Corp. 2                          54,400       3,274,880
----------------------------------------------------------------
Millipore Corp. 1                        29,800       1,282,890
                                                  --------------
                                                      7,662,376

----------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.6%
Aetna, Inc.                              58,400       3,946,672
----------------------------------------------------------------
Covance, Inc. 1                          63,800       1,709,840
----------------------------------------------------------------
Province Healthcare Co. 1               206,600       3,305,600
                                                  --------------
                                                      8,962,112

----------------------------------------------------------------
PHARMACEUTICALS--4.6%
Abbott Laboratories 2                    96,500       4,496,900
----------------------------------------------------------------
GlaxoSmithKline plc, ADR                 62,600       2,918,412
----------------------------------------------------------------
Johnson & Johnson 2                      12,000         619,920
----------------------------------------------------------------
Novartis AG                              89,813       4,077,623
----------------------------------------------------------------
Pfizer, Inc.                            140,700       4,970,931
----------------------------------------------------------------
Schering-Plough Corp.                   175,200       3,046,728
----------------------------------------------------------------
Teva Pharmaceutical Industries
Ltd., Sponsored ADR                      51,800       2,937,578
----------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1           54,200       2,493,200
                                                  --------------
                                                     25,561,292

----------------------------------------------------------------
INDUSTRIALS--6.6%
----------------------------------------------------------------
AEROSPACE & DEFENSE--2.6%
Boeing Co.                               38,700       1,630,818
----------------------------------------------------------------
Empresa Brasileira de
Aeronautica SA, ADR                     101,400       3,552,042
----------------------------------------------------------------
Northrop Grumman Corp. 2                  5,000         478,000
----------------------------------------------------------------
Orbital Sciences Corp. 1                433,164       5,206,631
----------------------------------------------------------------
Raytheon Co.                            121,800       3,658,872
                                                  --------------
                                                     14,526,363

----------------------------------------------------------------
AIRLINES--0.1%
Singapore Airlines Ltd.                 116,000         765,000
----------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.7%
Brink's Co. (The)                        74,000       1,673,140
----------------------------------------------------------------
Cendant Corp. 1                         484,500      10,789,815
----------------------------------------------------------------
ChoicePoint, Inc. 1                      67,500       2,571,075
                                                  --------------
                                                     15,034,030


                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.4%
Tyco International Ltd. 2                76,000   $   2,014,000
----------------------------------------------------------------
ROAD & RAIL--0.8%
Burlington Northern Santa Fe Corp.       40,600       1,313,410
----------------------------------------------------------------
Canadian National Railway Co.            22,000       1,392,160
----------------------------------------------------------------
Swift Transportation Co., Inc. 1         87,000       1,828,740
                                                  --------------
                                                      4,534,310

----------------------------------------------------------------
INFORMATION TECHNOLOGY--9.7%
----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Cisco Systems, Inc. 1,2                  20,000         485,800
----------------------------------------------------------------
QUALCOMM, Inc.                           14,300         771,199
                                                  --------------
                                                      1,256,999

----------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.1%
Hewlett-Packard Co.                     334,200       7,676,574
----------------------------------------------------------------
International Business
Machines Corp. 2                        103,500       9,592,380
                                                  --------------
                                                     17,268,954

----------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
Flextronics International Ltd. 1        347,800       5,161,352
----------------------------------------------------------------
Keyence Corp.                             9,160       1,930,805
                                                  --------------
                                                      7,092,157

----------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.6%
Net2Phone, Inc. 1                       466,000       3,168,800
----------------------------------------------------------------
IT SERVICES--0.5%
Infosys Technologies Ltd.,
Sponsored ADR                            10,700       1,023,990
----------------------------------------------------------------
Titan Corp. (The) 1                      91,000       1,984,710
                                                  --------------
                                                      3,008,700

----------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.8%
Analog Devices, Inc. 2                   40,200       1,835,130
----------------------------------------------------------------
ASML Holding NV 1                        82,100       1,646,105
----------------------------------------------------------------
Brooks Automation, Inc. 1                54,900       1,326,933
----------------------------------------------------------------
Intel Corp. 2                           164,600       5,300,120
----------------------------------------------------------------
KLA-Tencor Corp. 1,2                     20,500       1,202,735
----------------------------------------------------------------
Novellus Systems, Inc. 1                 30,600       1,286,730
----------------------------------------------------------------
STMicroelectronics NV 2                  43,000       1,161,430
----------------------------------------------------------------
Teradyne, Inc. 1                         69,500       1,768,775
                                                  --------------
                                                     15,527,958

----------------------------------------------------------------
SOFTWARE--1.2%
BEA Systems, Inc. 1,2                    30,000         369,000
----------------------------------------------------------------
Compuware Corp. 1                       120,800         729,632
----------------------------------------------------------------
Microsoft Corp.                          72,500       1,996,650
----------------------------------------------------------------
Oracle Corp. 1                            4,200          55,440
----------------------------------------------------------------
Take-Two Interactive Software, Inc. 1   123,800       3,566,678
                                                  --------------
                                                      6,717,400





                  7 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENT OF INVESTMENTS  Continued
----------------------------------------------------------------


                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
MATERIALS--2.0%
----------------------------------------------------------------
CHEMICALS--0.9%
Dow Chemical Co.                         95,300   $   3,961,621
----------------------------------------------------------------
Praxair, Inc.                            35,000       1,337,000
----------------------------------------------------------------
Sterling Chemicals, Inc. 1                   18             473
                                                  --------------
                                                      5,299,094

----------------------------------------------------------------
METALS & MINING--0.5%
Companhia Vale do Rio Doce,
Sponsored ADR                            54,900       2,827,899
----------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
Boise Cascade Corp.                      48,433       1,591,509
----------------------------------------------------------------
Bowater, Inc.                            33,700       1,560,647
                                                  --------------
                                                      3,152,156

----------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
----------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
IDT Corp., Cl. B 1                      224,800       5,199,624
----------------------------------------------------------------
Qwest Communications
International, Inc. 1                   365,700       1,579,824
----------------------------------------------------------------
WorldCom, Inc./
WorldCom Group 1                        375,000           5,175
                                                  --------------
                                                      6,784,623

----------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
AT&T Corp.                               57,000       1,157,100
----------------------------------------------------------------
AT&T Wireless Services, Inc. 1,2         72,000         575,280
                                                  --------------
                                                      1,732,380

----------------------------------------------------------------
UTILITIES--1.7%
----------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
AES Corp. (The) 1                       389,900       3,680,656
----------------------------------------------------------------
Dominion Resources, Inc.                 19,600       1,251,068
----------------------------------------------------------------
Edison International 1,2                 25,500         559,215
----------------------------------------------------------------
PG&E Corp. 1                             58,100       1,613,437
                                                  --------------
                                                      7,104,376

----------------------------------------------------------------
GAS UTILITIES--0.1%
Kinder Morgan, Inc.                      13,600         803,760
----------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
Equitable Resources, Inc.                42,600       1,828,392
                                                  --------------
Total Common Stocks (Cost $214,617,654)             315,415,853

----------------------------------------------------------------
PREFERRED STOCKS--0.3%
Rouse Co. (The), $3 Cum. Cv.,
Series B (Cost $995,900)                 23,000       1,409,900



                                                   MARKET VALUE
                                          UNITS      SEE NOTE 1
----------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Covergent Communications, Inc.
Wts., Exp. 4/1/08 1,3                     1,000   $          10
----------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,3  2,593             350
----------------------------------------------------------------
Sterling Chemicals, Inc. Wts.,
Exp. 12/19/08 1,3                           692              --
----------------------------------------------------------------
Sun Healthcare Group, Inc. Wts.,
Exp. 2/28/05 1,3                          1,241             312
----------------------------------------------------------------
United Mexican States Bonds,
Series E Rts., Exp. 6/30/07 1,3       4,450,000           5,563
----------------------------------------------------------------
United Mexican States Collateralized
Fixed Rate Par Bonds:
Series B, 6.25%, 12/31/19 Rts.,
Exp. 6/30/04 1                        4,450,000          44,500
Series C, 6.25%, 12/31/19 Rts.,
Exp. 6/30/05 1,3                      4,450,000           8,900
Series D, 6.25%, 12/31/19 Rts.,
Exp. 6/30/06 1,3                      4,450,000           8,900
----------------------------------------------------------------
XO Communications, Inc.:
Cl. A Wts., Exp. 1/16/10 1                  506             987
Cl. B Wts., Exp. 1/16/10 1                  379             644
Cl. C Wts., Exp. 1/16/10 1                  379             417
                                                  --------------
Total Rights, Warrants and
Certificates (Cost $40,537)                              70,583


                                      PRINCIPAL
                                         AMOUNT
----------------------------------------------------------------
ASSET-BACKED SECURITIES--9.3%
Bank One Auto Securitization
Trust, Automobile Receivables,
Series 2003-1, Cl. A2,
1.29%, 8/21/06                      $ 1,250,000       1,249,710
----------------------------------------------------------------
BMW Vehicle Owner Trust,
Automobile Loan Certificates,
Series 2003-A, Cl. A2,
1.45%, 11/25/05 3                     1,759,658       1,762,517
----------------------------------------------------------------
Capital Auto Receivables Asset Trust,
Automobile Mtg.-Backed Nts.,
Series 2003-2, Cl. A2A,
1.20%, 5/16/05                        1,470,000       1,470,782
----------------------------------------------------------------
Caterpillar Financial Asset Trust,
Equipment Loan Pass-Through
Certificates, Series 2003-A,
Cl. A2,1.25%, 10/25/05                  880,000         880,358
----------------------------------------------------------------
Centex Home Equity Co. LLC, Home
Equity Loan Asset-Backed Certificates:
Series 2003-A, Cl. AF1, 1.836%,
10/25/17                                270,603         270,842
Series 2003-B, Cl. AF1, 1.64%,
2/25/18 3                               420,526         420,415
Series 2003-C, Cl. AF1, 2.14%,
7/25/18                               1,274,467       1,277,429



                  8 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Chase Funding Mortgage Loan
Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2003-3, Cl. 1A1,
1.199%, 8/25/17 4                   $   648,200   $     648,281
Series 2003-4, Cl. 1A1,
1.24%, 9/25/17 4                      1,430,738       1,431,090
----------------------------------------------------------------
Chase Manhattan Auto Owner
Trust, Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2,1.26%, 1/16/06 3  560,000         560,367
Series 2003-B, Cl. A2,1.287%, 3/15/06   690,000         690,235
----------------------------------------------------------------
CitiFinancial Mortgage Securities,
Inc., Home Equity Collateralized
Mtg. Obligations:
Series 2003-1, Cl. AF1, 1.94%, 1/25/33  491,394         491,814
Series 2003-2, Cl. AF1, 1.219%,
5/25/33 3,4                             666,554         666,525
Series 2003-3, Cl. AF1, 1.261%,
8/25/33 3,4                           1,021,633       1,021,656
----------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2002-B, Cl. A2, 2.20%, 4/6/05    119,581         119,779
Series 2003-A, Cl. A2, 1.52%, 12/8/05 2,080,000       2,083,765
Series 2003-B, Cl. A2, 1.61%, 7/8/06  2,470,000       2,451,228
----------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates, Series 2003-A, Cl. A2A,
1.62%, 8/15/05                          597,795         599,077
----------------------------------------------------------------
Harley-Davidson Motorcycle Trust,
Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/16/07   619,148         621,266
Series 2003-3, Cl. A1, 1.50%, 1/15/08 1,827,112       1,830,249
----------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile
Receivables Obligations:
Series 2003-1, Cl. A2,
1.46%, 9/19/05                        1,094,314       1,095,991
Series 2003-2, Cl. A2,
1.34%, 12/21/05                       1,603,000       1,604,634
Series 2003-3, Cl. A2,
1.52%, 4/21/06                        2,310,000       2,313,790
Series 2003-4, Cl. A2,
1.58%, 7/17/06                        2,170,000       2,173,529
----------------------------------------------------------------
Household Automotive Trust,
Automobile Loan Certificates,
Series 2003-2, Cl. A2,
1.56%, 12/18/06                       1,080,000       1,081,449
----------------------------------------------------------------
M&I Auto Loan Trust, Automobile
Loan Certificates:
Series 2002-1, Cl. A3,
2.49%, 10/22/07                       1,590,000       1,603,812
Series 2003-1, Cl. A2,
1.60%, 7/20/06                        1,780,000       1,780,684
----------------------------------------------------------------
Nissan Auto Lease Trust, Auto
Lease Obligations, Series 2003-A,
Cl. A2, 1.69%, 12/15/05               1,390,000       1,393,851
----------------------------------------------------------------
Nissan Auto Receivables Owner
Trust, Automobile Receivable Nts.:
Series 2003-A, Cl. A2,
1.45%, 5/16/05                        1,585,470       1,587,537
Series 2003-B, Cl. A2,
1.20%, 11/15/05                       2,140,000       2,140,837




                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Residential Funding Mortgage
Securities II, Inc., Home Equity
Loan Pass-Through Certificates,
Serie 2003-HS1, Cl. AI2, 1.241%,
1/25/33 4                           $   547,113   $     547,419
----------------------------------------------------------------
Toyota Auto Receivables Owner
Trust, Automobile Mtg.-Backed
Obligations:
Series 2002-B, Cl. A3,
3.76%, 6/15/06                          571,105         578,747
Series 2003-A, Cl. A2,
1.28%, 8/15/05                        1,919,011       1,920,760
Series 2003-B, Cl. A2,
1.43%, 2/15/06                        1,510,000       1,510,782
----------------------------------------------------------------
USAA Auto Owner Trust,
Automobile Loan
Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06  909,950         916,488
Series 2003-1, Cl. A2,
1.22%, 4/17/06                        1,280,000       1,280,488
----------------------------------------------------------------
Volkswagen Auto Loan Enhanced
Trust, Automobile Loan Receivables:
Series 2003-1, Cl. A2,
1.11%, 12/20/05                       2,770,000       2,768,972
Series 2003-2, Cl. A2,
1.55%, 6/20/06                        1,200,000       1,201,937
----------------------------------------------------------------
Whole Auto Loan Trust,
Automobile Loan Receivables:
Series 2002-1, Cl. A2, 1.88%, 6/15/05 1,519,986       1,524,122
Series 2003-1, Cl. A2A, 1.40%,
4/15/06                               2,240,000       2,241,947
                                                  --------------
Total Asset-Backed Securities (Cost $51,784,349)     51,815,161

----------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--24.0%
CIT Equipment Collateral, Equipment
Receivable-Backed Nts.,
Series 2003-EF1, Cl. A2, 1.49%,
12/20/05                                600,000         600,292
----------------------------------------------------------------
Federal Home Loan
Mortgage Corp.:
5%, 1/1/34 5                          2,672,000       2,637,766
7%, 5/1/29-11/1/33                    3,841,335       4,072,957
----------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 2500, Cl. FD,
1.62%, 3/15/32 4                        509,042         505,721
Series 2526, Cl. FE,
1.52%, 6/15/29 4                        556,460         554,878
Series 2551, Cl. FD,
1.52%, 1/15/33 4                        480,961         482,916
----------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 0.11%, 6/1/26 6     776,041         129,710
Series 177, Cl. B, 2.489%, 7/1/26 6   1,325,734         233,985
Series 183, Cl. IO, 3.34%, 4/1/27 6   1,278,610         217,735
Series 184, Cl. IO,
0.119%, 12/1/26 6                     1,253,253         211,110
----------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Structured Pass-Through Securities,
Collateralized Mtg. Obligations:
Series H006, Cl. A1, 1.724%, 4/15/08    302,204         301,969
Series T-42, Cl. A2, 5.50%, 2/25/42     276,035         280,202



                  9 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENT OF INVESTMENTS  Continued
----------------------------------------------------------------


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
Federal National Mortgage Assn.:
5%, 1/1/34 5                        $ 7,578,000   $   7,499,856
5.50%, 1/14/34 5                     19,268,000      19,520,893
6%, 5/1/16                            4,566,251       4,796,106
6.50%, 11/1/27-12/1/27                  423,538         444,023
6.50%, 1/25/34 5                     42,266,000      44,207,616
7%, 9/1/33-11/1/33                    1,855,125       1,967,553
7%, 7/1/32-1/25/34 5                 37,260,017      39,460,899
8.50%, 7/1/32                           174,277         188,205
----------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Trust 2002-77, Cl. WF,
1.52%, 12/18/32 4                       834,958         837,555
----------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Trust 2003-81, Cl. PA, 5%, 2/25/12      473,112         484,583
----------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates
Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-47, Cl. NS,
24.442%, 4/25/32 6                    1,879,860         192,999
Trust 2002-51, Cl. S,
24.442%, 8/25/32 6                    1,726,155         175,590
----------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-52, Cl. SD,
6.90%, 9/25/32 6                      2,332,251         213,994
Trust 222, Cl. 2,
(2.144)%, 6/1/23 6                    1,634,395         306,960
Trust 240, Cl. 2,
(4.534)%, 9/1/23 6                    2,615,342         483,523
Trust 252, Cl. 2,
(6.48)%, 11/1/23 6                    1,832,083         367,296
Trust 273, Cl. 2,
(0.977)%, 7/1/26 6                      561,834          94,857
----------------------------------------------------------------
Government National
Mortgage Assn., 8%, 4/15/23             417,675         457,924
----------------------------------------------------------------
Prudential Mortgage Capital Co.
II LLC, Commercial Mtg.
Pass-Through Certificates, Series
PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                 983,000       1,134,033
----------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., Collateralized Mtg.
Obligations Pass-Through
Certificates, Series 2003-AR7, Cl. A1,
1.507%, 8/25/33 4                     1,164,590       1,165,473
                                                  --------------
Total Mortgage-Backed Obligations
(Cost $133,254,209)                                 134,229,179

----------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.7%
Federal Home Loan Bank
Unsec. Bonds:
2.875%, 12/15/06                      1,385,000       1,395,911
4.875%, 11/15/13                        760,000         769,712
Series EY06, 5.25%, 8/15/06           2,045,000       2,190,925


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
Federal Home Loan Mortgage
Corp. Unsec. Nts.:
4.50%, 1/15/13                      $ 1,695,000   $   1,689,540
5.50%, 7/15/06 7                     12,500,000      13,476,113
----------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts.:
4.25%, 7/15/07                        5,550,000       5,801,104
7.25%, 1/15/10                        3,300,000       3,895,680
----------------------------------------------------------------
Freddie Mac Unsec. Nts., 6.875%,
9/15/10                               1,500,000       1,744,517
----------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                        247,000         266,749
7.125%, 5/1/30                          460,000         553,622
                                                  --------------
Total U.S. Government
Obligations (Cost $31,715,476)                       31,783,873

----------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
United Mexican States Nts.,
7.50%, 1/14/12 (Cost $527,240)          475,000         536,988

----------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--10.7%
ABN Amro Bank NV (NY Branch),
7.125% Sub. Nts., Series B, 10/15/93    400,000         443,375
----------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts.,
3/1/06                                  400,000         440,302
----------------------------------------------------------------
Allied Waste North America, Inc.,
10% Sr. Unsec. Sub. Nts.,
Series B, 8/1/09                        400,000         434,000
----------------------------------------------------------------
American Honda Finance Corp.,
3.85% Nts., 11/6/08                     310,000         312,488
----------------------------------------------------------------
Amgen, Inc., 8.125% Unsec.
Debs., 4/1/97                            91,000         112,727
----------------------------------------------------------------
AT&T Wireless Services, Inc., 7.50%
Sr. Unsec. Nts., 5/1/07                 885,000         992,989
----------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30   750,000         948,783
----------------------------------------------------------------
Bank of America Corp., 7.80% Jr.
Unsec. Sub. Nts., 2/15/10               400,000         476,273
----------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec.
Sub. Nts., 5/1/08                       100,000         114,474
----------------------------------------------------------------
Beazer Homes USA, Inc., 8.625% Sr.
Unsec. Nts., 5/15/11                    565,000         624,325
----------------------------------------------------------------
Boeing Capital Corp.:
6.50% Nts., 2/15/12 7                   750,000         821,311
7.375% Sr. Nts., 9/27/10              1,340,000       1,542,356
----------------------------------------------------------------
British Sky Broadcasting Group plc,
8.20% Sr. Unsec. Nts., 7/15/09          505,000         602,028
----------------------------------------------------------------
British Telecommunications plc,
7.875% Nts., 12/15/05                   770,000         849,014
----------------------------------------------------------------
Cambridge Industries, Inc.,
Liquidating Trust Interests,
7/15/07 3,8                             309,823              --



                  10 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
CenterPoint Energy, Inc.,
5.875% Nts., 6/1/08 9               $   690,000   $     719,504
----------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 4/2/12                   1,000,000       1,183,293
----------------------------------------------------------------
Citigroup, Inc., 6.875%
Unsec. Nts., 2/15/98                    450,000         498,395
----------------------------------------------------------------
Citizens Communications Co.,
9.25% Sr. Nts., 5/15/11                 555,000         657,228
----------------------------------------------------------------
Coca-Cola Co. (The), 7.375%
Unsec. Debs., 7/29/93                   360,000         420,836
----------------------------------------------------------------
Conoco, Inc., 6.95% Sr. Unsec.
Nts., 4/15/29                           400,000         455,051
----------------------------------------------------------------
Credit Suisse First Boston, Inc.
(USA), 6.125% Nts., 11/15/11            880,000         959,589
----------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts.,
10/15/08                                585,000         641,789
----------------------------------------------------------------
D.R. Horton, Inc., 9.375% Sr. Unsec.
Sub. Nts., 3/15/11                      520,000         592,800
----------------------------------------------------------------
DaimlerChrysler NA Holding
Corp., 6.40% Nts., 5/15/06 7          1,055,000       1,130,956
----------------------------------------------------------------
Delphi Corp., 6.55% Nts., 6/15/06       515,000         552,929
----------------------------------------------------------------
Deutsche Telekom International
Finance BV, 8.50% Unsub. Nts., 6/15/10  770,000         932,448
----------------------------------------------------------------
Doman Industries Ltd.,
8.75% Sr. Nts., 3/15/04 1,3,10          700,000         122,500
----------------------------------------------------------------
Dominion Resources, Inc.,
8.125% Sr. Unsub. Nts., 6/15/10         530,000         636,746
----------------------------------------------------------------
DTE Energy Co.,
6.375% Sr. Nts., 4/15/33                605,000         594,922
----------------------------------------------------------------
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07         180,000         199,516
8.375% Nts., 3/15/06                    425,000         476,129
----------------------------------------------------------------
Ford Motor Co.:
7.70% Unsec. Debs., 5/15/97             400,000         385,190
8.90% Unsec. Unsub. Debs., 1/15/32      340,000         382,106
----------------------------------------------------------------
France Telecom SA:
8.45% Sr. Unsec. Nts., 3/1/06           115,000         128,531
9% Sr. Unsec. Nts., 3/1/11              540,000         649,645
9.75% Sr. Unsec. Nts., 3/1/31 4         230,000         306,645
----------------------------------------------------------------
Franklin Resources, Inc.,
3.70% Nts., 4/15/08                     425,000         423,108
----------------------------------------------------------------
Gap, Inc. (The),
6.90% Nts., 9/15/07                     495,000         548,831
----------------------------------------------------------------
General Electric Capital Corp.:
6.75% Nts., Series A, 3/15/32           195,000         216,606
7.25% Nts., Series A, 2/1/05            400,000         423,743
----------------------------------------------------------------
General Motors Acceptance
Corp., 6.875% Unsec.
Unsub. Nts., 8/28/12                  1,665,000       1,794,187
----------------------------------------------------------------
General Motors Corp.,
8.375% Sr. Unsec. Debs., 7/15/33        790,000         919,799



                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
Goldman Sachs Group, Inc.
(The), 7.80% Sr. Unsec.
Unsub. Nts., Series B, 1/28/10      $   400,000   $     474,908
----------------------------------------------------------------
Hartford Financial Services Group,
Inc. (The), 2.375% Nts., 6/1/06         345,000         343,471
----------------------------------------------------------------
Health Net, Inc., 8.375% Sr. Unsec.
Unsub. Nts., 4/15/11                    480,000         577,565
----------------------------------------------------------------
Hertz Corp. (The),
7.625% Sr. Nts., 6/1/12               1,280,000       1,388,799
----------------------------------------------------------------
Household Finance Corp.,
7% Nts., 5/15/12                        820,000         936,611
----------------------------------------------------------------
Huntsman Corp./ICI Chemical
Co. plc, 13.08% Sr. Unsec.
Disc. Nts., 12/31/09 11                 500,000         243,750
----------------------------------------------------------------
Hutchison Whampoa
International Ltd.,
7.45% Sr. Bonds., 11/24/33 9            495,000         517,450
----------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec.
Sub. Nts., Series B, 4/1/09 1,3,10      400,000              --
----------------------------------------------------------------
John Hancock Global
Funding II, 7.90% Nts., 7/2/10 9        920,000       1,097,715
----------------------------------------------------------------
Kaiser Aluminum & Chemical
Corp., 10.875% Sr. Nts.,
Series B, 10/15/06 1,3,10               250,000         226,250
----------------------------------------------------------------
Kinder Morgan, Inc.,
6.50% Sr. Unsec. Nts., 9/1/12           595,000         657,682
----------------------------------------------------------------
Kroger Co. (The),
7.80% Sr. Nts., 8/15/07                 905,000       1,033,442
----------------------------------------------------------------
Leap Wireless International, Inc.:
0%/14.50% Sr. Unsec. Disc. Nts.,
4/15/10 1,3, 10, 12                     300,000          37,500
12.50% Sr. Nts., 4/15/10 3,10           400,000          58,000
----------------------------------------------------------------
Liberty Media Corp.,
3.50% Nts., 9/25/06                     600,000         603,464
----------------------------------------------------------------
MeadWestvaco Corp.,
2.75% Nts., 12/1/05                     945,000         937,443
----------------------------------------------------------------
Merrill Lynch & Co., Inc.,
3.375% Nts., Series B, 9/14/07          685,000         694,448
----------------------------------------------------------------
Metallurg, Inc.,
11% Sr. Nts., 12/1/07                   450,000         254,250
----------------------------------------------------------------
Morgan Stanley,
6.60% Nts., 4/1/12                      570,000         637,624
----------------------------------------------------------------
News America Holdings, Inc.,
7.75% Sr. Unsec. Debs., 12/1/45         825,000         978,879
----------------------------------------------------------------
Nextlink Communications, Inc.,
Escrow Shares, 6/1/09 3,8               350,000              --
----------------------------------------------------------------
Niagara Mohawk Power Corp.,
5.375% Sr. Unsec. Nts., 10/1/04         370,000         380,178
----------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                     180,000         181,575
7.875% Sr. Unsec. Nts., 11/15/10        790,000         940,899



                  11 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENT OF INVESTMENTS  Continued
----------------------------------------------------------------


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
Northrop Grumman Corp.,
7.125% Sr. Nts., 2/15/11            $   635,000   $     735,477
----------------------------------------------------------------
Orbcomm Global LP, Escrow
Shares, 8/15/04 3,8                     200,000              --
----------------------------------------------------------------
Petroleos Mexicanos,
9.50% Sr. Sub. Nts., 9/15/27            365,000         432,525
----------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 9     445,000         434,020
----------------------------------------------------------------
Progress Energy, Inc., 6.55% Sr.
Unsec. Nts., 3/1/04                   1,160,000       1,168,708
----------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 9             900,000       1,114,210
----------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25 9                    920,000       1,128,512
----------------------------------------------------------------
PSEG Energy Holdings, 7.75% Unsec.
Nts., 4/16/07                           595,000         634,419
----------------------------------------------------------------
Pulte Homes, Inc.,
8.375% Sr. Nts., 8/15/04                225,000         231,249
----------------------------------------------------------------
R&B Falcon Corp.,
9.50% Sr. Unsec. Nts., 12/15/08         500,000         618,073
----------------------------------------------------------------
Raytheon Co.,
6.50% Unsec. Nts., 7/15/05              835,000         890,165
----------------------------------------------------------------
Rogers Wireless Communications,
Inc., 9.625% Sr. Sec. Nts., 5/1/11      168,000         201,600
----------------------------------------------------------------
Safeway, Inc.,
3.80% Sr. Unsec. Nts., 8/15/05        1,080,000       1,103,157
----------------------------------------------------------------
Sears Roebuck Acceptance Corp.,
3.07% Nts., Series VII, 2/25/04 4       825,000         826,422
----------------------------------------------------------------
Shopping Center Associates,
6.75% Sr. Unsec. Nts., 1/15/04 9        195,000         195,256
----------------------------------------------------------------
Sprint Capital Corp.,
8.75% Nts., 3/15/32                     920,000       1,090,671
----------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07 3           221,615         214,413
11.25% Sr. Sub. Nts., 8/15/06 1,3,10    335,000              --
----------------------------------------------------------------
TCI Communications, Inc.,
9.80% Sr. Unsec. Debs., 2/1/12        1,400,000       1,828,932
----------------------------------------------------------------
TECO Energy, Inc.,
10.50% Sr. Unsec. Nts., 12/1/07         475,000         556,938
----------------------------------------------------------------
Telefonos de Mexico SA,
8.25% Sr. Unsec. Nts., 1/26/06          475,000         526,101
----------------------------------------------------------------
Time Warner Cos., Inc.,
9.125% Debs., 1/15/13                   530,000         674,668
----------------------------------------------------------------
Time Warner Entertainment Co. LP:
8.375% Sr. Debs., 3/15/23                10,000          12,430
10.15% Sr. Nts., 5/1/12                 500,000         668,460
----------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub.
Nts., 12/1/11                           565,000         626,444
----------------------------------------------------------------
Tyco International Group SA:
6.375% Nts., 10/15/11                   750,000         805,313
6.75% Sr. Unsub. Nts., 2/15/11        1,910,000       2,096,225



                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
Vornado Realty LP, 5.625% Sr. Unsec.
Unsub. Nts., 6/15/07                $   680,000   $     726,567
----------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                    220,000         237,509
7.375% Sr. Unsub. Nts., 8/1/10          435,000         503,322
----------------------------------------------------------------
Weyerhaeuser Co., 5.50% Unsec.
Unsub. Nts., 3/15/05                    845,000         879,941
                                                  --------------
Total Non-Convertible Corporate
Bonds and Notes (Cost $57,824,667)                   60,031,097

----------------------------------------------------------------
STRUCTURED NOTES--2.5%
Deutsche Bank AG, COUNTS
Corp. Sec. Credit Linked Nts.,
Series 2003-1, 2.89%, 1/7/05 3,4      3,550,000       3,499,590
----------------------------------------------------------------
JPMorgan Chase Bank, TRAC-X NA
High Yield T1 Credit Default
Swap Bonds, 7.375%, 3/25/09 9           447,000         468,233
----------------------------------------------------------------
JPMorgan Chase Bank, TRAC-X NA
High Yield T2 Credit Default Swap
Bonds, 6.05%, 3/25/09 9               6,100,000       6,275,375
----------------------------------------------------------------
UBS AG, High Grade Credit Linked
Nts., 2.814%, 12/10/04 3,4            3,550,000       3,581,063
                                                  --------------
Total Structured Notes (Cost $13,647,000)            13,824,261

----------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--12.1% 13
Undivided interest of 4.22% in joint
repurchase agreement (Principal
Amount/Market Value $1,603,898,000, with
a maturity value of $1,603,979,086) with
PaineWebber, Inc., 0.91%, dated
12/31/03, to be repurchased at
$67,634,419 on 1/2/04, collateralized by
Federal Home Loan Mortgage Corp.,
5%--5.50%, 9/1/33--11/1/33, with a value
of $405,980,626 and Federal National
Mortgage Assn., 4.50%, 10/1/33, with a
value of $1,234,398,060
(Cost $67,631,000)                   67,631,000      67,631,000

----------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE (COST $572,038,032)              121.1%    676,747,895
----------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                           (21.1)   (117,735,883)
                                    ----------------------------
NET ASSETS                                100.0%   $559,012,012
                                    ============================




                  12 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                                     CONTRACTS        EXPIRATION       EXERCISE           PREMIUM     MARKET VALUE
                                               SUBJECT TO CALL             DATES          PRICE          RECEIVED       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.                               720           1/20/04        $ 12.50          $ 69,838         $     --
Abbott Laboratories                                        200           1/20/04          60.00            17,800               --
American International Group, Inc.                          60           1/20/04          90.00            11,820               --
Analog Devices, Inc.                                       150           1/20/04          55.00            24,750              750
Bank of New York Co., Inc. (The)                            66           1/20/04          40.00             7,722               --
BEA Systems, Inc.                                          300           1/20/04          25.00            26,700               --
Cisco Systems, Inc.                                        200           1/20/04          25.00            15,800            4,000
EchoStar Communications Corp., Cl. A                       220           1/20/04          35.00            27,528           12,100
Edison International                                       255           1/20/04          15.00            33,772          178,500
Gap, Inc. (The)                                            450           1/20/04          20.00            43,424          148,500
Guidant Corp.                                              180           1/20/04          50.00            15,523          181,800
Intel Corp.                                                360           1/20/04          30.00            33,839           86,400
International Business Machines Corp.                      128           1/20/04         130.00            20,096               --
J.P. Morgan Chase & Co.                                    440           1/20/04          35.00            44,879           79,200
Johnson & Johnson                                          120           1/20/04          75.00            16,440               --
KLA-Tencor Corp.                                           150           1/20/04          50.00            56,549          126,000
Merrill Lynch & Co., Inc.                                  223           1/20/04          60.00            39,470           10,035
Nike, Inc., Cl. B                                          115           1/20/04          60.00            29,555           96,600
Northrop Grumman Corp.                                      50           1/20/04         135.00            18,850               --
STMicroelectronics NV                                      180           1/20/04          40.00            31,860               --
Tyco International Ltd.                                    420           1/20/04          25.00            74,339           71,400
Viacom, Inc., Cl. B                                        300           1/20/04          60.00            84,819               --
                                                                                                         --------------------------
                                                                                                         $745,373         $995,285
                                                                                                         ==========================

3. Identifies issues considered to be illiquid. See Note 9 of Notes to Financial Statements.
4. Represents the current interest rate for a variable or increasing rate security.
5. When-issued security to be delivered and settled after December 31, 2003. See
Note 1 of Notes to Financial Statements.
6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,627,759 or 0.47% of the Fund's net assets as of December 31, 2003.
7. Securities with an aggregate market value of $2,056,608 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
8. Received as the result of issuer reorganization. Currently has minimal market value.
9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $11,950,275 or 2.14% of the Fund's net assets as of December 31, 2003.
10. Issue is in default. See Note 1 of Notes to Financial Statements.
11. Zero coupon bond reflects effective yield on the date of purchase.
12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
13. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                  13 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2003
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (including cost and market value of $67,631,000 in repurchase agreements)
(including securities loaned of approximately $11,172,000) (cost $572,038,032)--see accompanying statement     $676,747,895
----------------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                                                 11,372,436
----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued basis                                                                           4,230,766
Interest, dividends and principal paydowns                                                                        2,745,933
Shares of beneficial interest sold                                                                                  596,016
Futures margins                                                                                                      48,158
Swap contracts                                                                                                        7,964
Other                                                                                                                 4,731
                                                                                                               -------------
Total assets                                                                                                    695,753,899

----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank overdraft                                                                                                    6,039,241
----------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                       11,372,436
----------------------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $745,373)--see accompanying statement                                  995,285
----------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $117,363,430 purchased on a when-issued basis)                                 118,065,502
Shares of beneficial interest redeemed                                                                              187,067
Shareholder reports                                                                                                  33,896
Distribution and service plan fees                                                                                   12,442
Trustees' compensation                                                                                                3,730
Transfer and shareholder servicing agent fees                                                                           845
Other                                                                                                                31,443
                                                                                                               -------------
Total liabilities                                                                                               136,741,887

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                     $559,012,012
                                                                                                               =============

COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                                                     $     35,117
----------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                      478,197,495
----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                 5,770,535
----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                  (29,943,928)
----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                               104,952,793
                                                                                                               -------------
NET ASSETS                                                                                                     $559,012,012
                                                                                                               =============

----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Non-Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $533,709,907 and 33,522,899 shares of beneficial interest outstanding)                       $15.92
----------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $25,302,105 and 1,594,246 shares of beneficial interest outstanding)                         $15.87



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                  14 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2003
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                            $  8,230,452
-------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $107,442)                               4,271,870
-------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                     8,348
                                                                                    -------------
Total investment income                                                               12,510,670

-------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                        3,526,680
-------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                        24,612
-------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                        10,410
Service shares                                                                               140
-------------------------------------------------------------------------------------------------
Shareholder reports                                                                       73,256
-------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                               21,676
-------------------------------------------------------------------------------------------------
Trustees' compensation                                                                    19,746
-------------------------------------------------------------------------------------------------
Other                                                                                     40,490
                                                                                    -------------
Total expenses                                                                         3,717,010
Less reduction to custodian expenses                                                      (2,429)
                                                                                    -------------
Net expenses                                                                           3,714,581

-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                  8,796,089

-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                  2,398,673
Closing of futures contracts                                                          (1,666,008)
Closing and expiration of option contracts written                                       977,861
Foreign currency transactions                                                           (358,495)
                                                                                    -------------
Net realized gain                                                                      1,352,031
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                           95,352,119
Translation of assets and liabilities denominated in foreign currencies                1,670,853
Futures contracts                                                                      2,155,452
                                                                                    -------------
Net change in unrealized appreciation (depreciation)                                  99,178,424

-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $109,326,544
                                                                                    =============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  15 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



YEAR ENDED DECEMBER 31,                                                                    2003            2002
----------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                              $  8,796,089    $ 17,145,616
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                              1,352,031     (31,600,661)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                99,178,424     (46,421,985)
                                                                                   -----------------------------
Net increase (decrease) in net assets resulting from operations                     109,326,544     (60,877,030)

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Non-Service shares                                                                  (13,791,025)    (19,151,437)
Service shares                                                                          (86,954)              --
----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                           --      (7,948,868)
Service shares                                                                               --               --

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                  (18,122,603)    (46,188,223)
Service shares                                                                       20,531,465       2,287,406

----------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase (decrease)                                                            97,857,427    (131,878,152)
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 461,154,585     593,032,737
                                                                                   -----------------------------
End of period [including accumulated net investment income of
$5,770,535 and $13,848,088, respectively]                                          $559,012,012    $461,154,585
                                                                                   =============================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  16 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



NON-SERVICE SHARES    YEAR ENDED DECEMBER 31                     2003          2002          2001          2000      1999
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                           $13.16        $15.40        $16.55        $17.46    $17.05
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                             .27           .50           .53           .72       .82
Net realized and unrealized gain (loss)                          2.90         (2.02)         (.19)          .38      1.04
                                                               ------------------------------------------------------------
Total from investment operations                                 3.17         (1.52)          .34          1.10      1.86
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.41)         (.51)         (.64)         (.82)     (.59)
Distributions from net realized gain                               --          (.21)         (.85)        (1.19)     (.86)
                                                               ------------------------------------------------------------
Total dividends and/or distributions to shareholders             (.41)         (.72)        (1.49)        (2.01)    (1.45)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $15.92        $13.16        $15.40        $16.55    $17.46
                                                               ============================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                              24.96%       (10.40)%        2.22%         6.44%    11.80%

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                     $533,710      $458,848      $593,033      $589,298  $578,783
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $475,389      $517,516      $599,324      $566,724  $593,151
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                            1.82%         3.31%         3.42%         4.36%     4.46%
Total expenses                                                   0.76% 3       0.74% 3       0.76% 3       0.76% 3   0.73% 3
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           248%           42%           30%           42%       17%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                  17 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


SERVICE SHARES    YEAR ENDED DECEMBER 31                          2003        2002 1
--------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                            $13.14        $14.51
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .39           .13
Net realized and unrealized gain (loss)                           2.74         (1.50)
                                                                ----------------------
Total from investment operations                                  3.13         (1.37)
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.40)           --
Distributions from net realized gain                                --            --
                                                                ----------------------
Total dividends and/or distributions to shareholders              (.40)           --
--------------------------------------------------------------------------------------
Net asset value, end of period                                  $15.87        $13.14
                                                                ======================

--------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                               24.69%        (9.44)%

--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                       $25,302        $2,306
--------------------------------------------------------------------------------------
Average net assets (in thousands)                               $9,908        $1,037
--------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                             1.37%         3.30%
Total expenses                                                    1.01% 4       0.99% 4
--------------------------------------------------------------------------------------
Portfolio turnover rate                                            248%           42%



1. For the period from May 1, 2002 (inception of offering) to December 31, 2002.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                  18 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer multiple strategies fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total investment return, which includes current income and capital appreciation in the value of its shares. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in index-linked structured notes whose principal and/or interest depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2003, the market value of these securities comprised 2.5% of the Fund's net assets, and resulted in unrealized gains of $177,261.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such purchases while remaining substantially fully invested. As of December 31, 2003, the Fund had entered into net when issued commitments of $113,132,664.
   In connection with its ability to purchase securities on a when issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the




                  19 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued incremental difference between the forward purchase and sale of each forward roll as free income or realized gain (loss) on investments.
   Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2003, securities with an aggregate market value of $444,250, representing 0.08% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                                 NET UNREALIZED
                                                                                   APPRECIATION
                                                                               BASED ON COST OF
                                                                                 SECURITIES AND
    UNDISTRIBUTED          UNDISTRIBUTED               ACCUMULATED            OTHER INVESTMENTS
    NET INVESTMENT             LONG-TERM                      LOSS           FOR FEDERAL INCOME
    INCOME                          GAIN        CARRYFORWARD 1,2,3                 TAX PURPOSES
    -------------------------------------------------------------------------------------------
    $5,770,532                       $--               $29,278,783                 $104,287,645

1. As of December 31, 2003, the Fund had $28,540,378 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2003, details of the capital loss carryforwards were as follows:


                  20 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

                              EXPIRING
                              -------------------------
                              2010          $13,317,573
                              2011           15,222,805
                                            -----------
                              Total         $28,540,378
                                            ===========

2. During the fiscal years ended December 31, 2003 and December 31, 2002, the Fund did not utilize any capital loss carryforwards. 3. The Fund had $738,405 of straddle losses which were deferred.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 REDUCTION TO                       REDUCTION TO
                 ACCUMULATED                     ACCUMULATED NET
                 NET INVESTMENT                 REALIZED LOSS ON
                 INCOME                              INVESTMENTS
                 -----------------------------------------------
                 $2,995,663                           $2,995,663

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:
                                           YEAR ENDED               YEAR ENDED
                                    DECEMBER 31, 2003        DECEMBER 31, 2002
    --------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                       $13,877,979              $23,577,984
    Long-term capital gain                         --                3,522,321
                                          ------------------------------------
    Total                                 $13,877,979              $27,100,305
                                          ====================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities             $572,220,690
                 Federal tax cost of other investments        79,313,454
                                                            ------------
                 Total federal tax cost                     $651,534,144
                                                            ============

                 Gross unrealized appreciation              $111,351,997
                 Gross unrealized depreciation                (7,064,352)
                                                            ------------
                 Net unrealized appreciation (depreciation) $104,287,645
                                                            ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in



                  21 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                    YEAR ENDED DECEMBER 31, 2003        YEAR ENDED DECEMBER 31, 2002 1
                                                        SHARES            AMOUNT              SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                 2,968,658      $ 42,421,336           3,369,152      $ 47,017,452
Dividends and/or distributions reinvested            1,109,495        13,791,025           1,834,820        27,100,305
Redeemed                                            (5,419,511)      (74,334,964)         (8,852,327)     (120,305,980)
                                                    -------------------------------------------------------------------
Net decrease                                        (1,341,358)     $(18,122,603)         (3,648,355)     $(46,188,223)
                                                    ===================================================================

-----------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                 1,500,492      $ 21,676,028             205,258      $  2,669,841
Dividends and/or distributions reinvested                7,012            86,954                  --                --
Redeemed                                               (88,818)       (1,231,517)            (29,698)         (382,435)
                                                    -------------------------------------------------------------------
Net increase                                         1,418,686      $ 20,531,465             175,560      $  2,287,406
                                                    ===================================================================

1. For the year ended December 31, 2002, for Non-Service shares and for the period from May 1, 2002 (inception of offering) to December 31, 2002, for Service shares.


--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2003, were $1,285,127,765 and $1,199,348,827, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2003, the Fund paid $10,148 to OFS for services to the Fund.
   Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.


                  22 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
   As of December 31, 2003, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
   The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
   Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                  23 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued
As of December 31, 2003, the Fund had outstanding futures contracts as follows:

                                                                           UNREALIZED
                           EXPIRATION   NUMBER OF     VALUATION AS OF    APPRECIATION
CONTRACT DESCRIPTION            DATES   CONTRACTS   DECEMBER 31, 2003  (DEPRECIATION)
-------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds               3/22/04         157         $17,162,063        $ 90,247
U.S. Treasury Nts., 10 yr.    3/22/04         225          25,259,766         465,375
                                                                             --------
                                                                              555,622
                                                                             --------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.     3/30/04          90          19,264,219          (3,479)
U.S. Treasury Nts., 5 yr.     3/22/04         149          16,632,125         (69,652)
                                                                             --------
                                                                              (73,131)
                                                                             --------
                                                                             $482,491
                                                                             ========


--------------------------------------------------------------------------------
7. OPTION ACTIVITY
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
   The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
   Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
   Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
   The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 2003 was as follows:

                                                   CALL OPTIONS
                                      -------------------------
                                      NUMBER OF       AMOUNT OF
                                      CONTRACTS        PREMIUMS
---------------------------------------------------------------
Options outstanding as of
December 31, 2002                        12,390      $2,063,251
Options closed or expired                (6,409)     (1,129,063)
Options exercised                          (694)       (188,815)
                                      -------------------------
Options outstanding as of
December 31, 2003                         5,287      $  745,373
                                      =========================


                  24 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS
The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of December 31, 2003, the Fund had entered into the following total return swap agreements:

                                             PAID BY             RECEIVED BY
SWAP                   NOTIONAL          THE FUND AT             THE FUND AT   TERMINATION      UNREALIZED
COUNTERPARTY             AMOUNT    DECEMBER 31, 2003       DECEMBER 31, 2003          DATE    APPRECIATION
----------------------------------------------------------------------------------------------------------
                                                       Value of total return
                                     One-Month LIBOR      of Lehman Brothers
Deutsche Bank AG     $8,704,000                 Flat              CMBS Index       6/30/04          $7,964


--------------------------------------------------------------------------------
9. ILLIQUID SECURITIES
As of December 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2003 was $12,194,831, which represents 2.18% of the Fund's net assets.


--------------------------------------------------------------------------------
10. SECURITIES LENDING
The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of December 31, 2003, the Fund had on loan securities valued at approximately $11,172,000. Cash of $11,372,436 was received as collateral for the loans, and has been invested in approved instruments.


--------------------------------------------------------------------------------
11. BORROWING AND LENDING ARRANGEMENTS
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the year ended or at December 31, 2003.


                  25 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
12. OTHER MATTERS
On December 15, 2003, the Board of Trustees of the Fund approved a name change. Effective February 27, 2004, the Fund will change its name to Oppenheimer Balanced Fund/VA.



                  26 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MULTIPLE
STRATEGIES FUND/VA:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Multiple Strategies Fund/VA, (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Multiple Strategies Fund/VA as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP

Denver, Colorado
February 12, 2004




                  27 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2004, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   Dividends of $0.4094 and $0.4014 per share were paid to Non-Service and Service shareholders, respectively, on March 14, 2003, all of which was designated as ordinary income for federal income tax purposes.
   Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2003 which are not designated as capital gain distributions should be multiplied by 52.77% to arrive at the amount eligible for the corporate dividend-received deduction.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                  28 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE;
FUND, LENGTH OF SERVICE, AGE       NUMBER OF FUNDS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE


INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                           80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company
Chairman of the Board              (since 1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company
(since 2003) and                   (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following
Trustee (since 1999)               private companies: Great Frontier Insurance (insurance agency) (since 1995), Ambassador Media
Age: 66                            Corporation and Broadway Ventures (since 1984); a director of the following public companies:
                                   Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and
                                   UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of
                                   Campus Crusade for Christ and the Bradley Foundation. Formerly a director of the following:
                                   Storage Technology Corporation (a publicly-held computer equipment company) (1991-February
                                   2003), and International Family Entertainment (television channel) (1992-1997), Frontier Real
                                   Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991). Oversees 38
                                   portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                    Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1993)               equity funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G.
Age: 72                            Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and
                                   Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March
                                   1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                   (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards
                                   Trust Company. Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                   Formerly (until April 1999): Senior Vice President (from September 1987) and Treasurer (from
Trustee (since 1997)               March 1985) of OppenheimerFunds, Inc. (the Manager); Vice President (from June 1983) and
Age: 67                            Treasurer (since March 1985) of OppenheimerFunds Distributor, Inc. (a subsidiary of the
                                   Manager); Senior Vice President (since February 1992), Treasurer (since July 1991) Assistant
                                   Secretary and a director (since December 1991) of Centennial Asset Management Corporation; Vice
                                   President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management
                                   Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial Capital Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since August 1978) and Secretary
                                   (since April 1981) of Shareholder Services, Inc. (a transfer agent subsidiary of the Manager);
                                   Vice President, Treasurer and Secretary (since November 1989) of Shareholder Financial
                                   Services, Inc. (a transfer agent subsidiary of the Manager); Assistant Treasurer (since March
                                   1998) of Oppenheimer Acquisition Corp. (the Manager's parent corporation); Treasurer (since
                                   November 1989) of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                   Manager); Vice President and Treasurer (since July 1996) of Oppenheimer Real Asset Management,
                                   Inc. (an investment advisory subsidiary of the Manager); Chief Executive Officer and director
                                   (since March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager);
                                   Treasurer (since October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds plc
                                   (offshore fund management subsidiaries of the Manager). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

EDWARD L. CAMERON,                 A member of The Life Guard of Mount Vernon, George Washington's home (since June 2000).
Trustee (since 1999)               Formerly (March 2001 - May 2002) Director of Genetic ID, Inc. and its subsidiaries (a privately
Age: 65                            held biotech company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment
                                   Management Industry Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                     Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a not-for-profit
Trustee (since 1990)               foundation); and a director (since October 1999) of P.R. Pharmaceuticals (a privately held
Age: 61                            company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and a director of Oppenheimer Acquisition
                                   Corp., Shareholders Services Inc. and Shareholder Financial Services, Inc. (until October
                                   1995). Oversees 38 portfolios in the OppenheimerFunds complex.




                  29 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------



SAM FREEDMAN,                      Director of Colorado Uplift (a non-profit charity) (since September 1984). Formerly (until
Trustee (since 1996)               October 1994) Mr. Freedman held several positions in subsidiary or affiliated companies of the
Age: 63                            Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,               Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
Trustee (since 2002)               (open-end investment companies); Director of MML Services (since April 1987) and America Funds
Age: 57                            Emerging Markets Growth Fund (since October 1991) (both are investment companies), The
                                   California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula, (since February 2002); a trustee (since February 2000) of Monterey
                                   International Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of
                                   Michigan and Hartford Hospital. Formerly, President (February 1991-April 2000) ARCO Investment
                                   Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                  Chairman and CEO (since 2003) of Steele Street State Bank (a commercial banking entity);
Trustee (since 2002)               Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S. Exploration,
Age: 59                            Inc., (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986) and a trustee of the Gallagher Family Foundation (non-profit organization) (since 2000). Formerly, Chairman of
                                   U.S. Bank (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April
                                   1, 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
Trustee (since 2000)               (open-end investment companies); Trustee (since 1987), Chairman of the Board (since 2003) and
Age: 61                            Chairman of the investment committee (since 1994) for the Worcester Polytech Institute;
                                   President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund); Trustee (since 1995) of the Springfield Library and Museum Association;
                                   Trustee (since 1996) of the Community Music School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003);
                                   Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank); President,
                                   Chief Executive Officer and Director (May 1993-December 1998) of SIS Bankcorp, Inc. and SIS
                                   Bank (formerly Springfield Institution for Savings) and Executive Vice President (January
                                   1999-July 1999) of Peoples Heritage Financial Group, Inc. Oversees 38 portfolios in the
                                   OppenheimerFunds complex.


------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
AND OFFICER                        NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH
                                   OR REMOVAL.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and director (since June 2001) and President (since September
President and Trustee              2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President
(since 2001)                       and a director (since July 2001) of Oppenheimer Acquisition Corp. and of Oppenheimer
Age: 54                            Partnership Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor,
                                   Inc.; Chairman and a director (since July 2001) of Shareholder Services, Inc. and of
                                   Shareholder Financial Services, Inc.; President and a director (since July 2001) of
                                   OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI
                                   Institutional Asset Management, Inc. and Centennial Asset Management Corporation (since
                                   November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                                   (since July 2001); President (since November 1, 2001) and a director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity Investment
                                   Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager);
                                   Executive Vice President (since February 1997) of Massachusetts Mutual Life Insurance Company
                                   (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns shares of David L. Babson & Company, Inc.); formerly, Chief Operating
                                   Officer (September 2000-June 2001) of the Manager; President and trustee (November
                                   1999-November 2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company;
                                   President, Chief Executive Officer and director (September 1999-August 2000) of MML Bay State
                                   Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia
                                   Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as a
                                   Trustee/Officer and 10 portfolios as an Officer in the OppenheimerFunds complex.





                  30 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

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
OFFICERS                           THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. FERREIRA, LEAVY,
                                   MANIOUDAKIS AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NY 10281-1008,
                                   FOR MR. WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN
                                   ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

EMMANUEL FERREIRA,                 Vice President of the Manager (since January 2003). An officer of 3 portfolios in the
Vice President and                 OppenheimerFunds complex. Formerly, Portfolio Manager at Lashire Investments (July
Portfolio Manager                  1999-December 2002), and a Senior Analyst at Mark Asset Management (July 1997-June 1999).
(since 2003)
Age: 36

CHRISTOPHER LEAVY,                 Senior Vice President (since September 2000) of the Manager; an officer of 7 portfolios in the
Vice President and Portfolio       OppenheimerFunds complex; prior to joining the Manager in September 2000, he was a portfolio
Manager (since 2003)               manager of Morgan Stanley Dean Witter Investment Management (1997 - September 2000).
Age: 32

ANGELO MANIOUDAKIS,                Senior Vice President of the Manager (since April 2002); an officer of 12
Vice President and Portfolio       portfolios in the OppenheimerFunds complex; formerly Executive Director and
Manager (since 2003)               portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley
Age: 37                            Investment Management (August 1993-April 2002).

BRIAN W. WIXTED,                   Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March
Treasurer (since 1999)             1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real
Age: 44                            Asset Management Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership
                                   Holdings, Inc., OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
                                   International Ltd. and OppenheimerFunds plc (offshore fund management subsidiaries of the
                                   Manager) (since May 2000) and OFI Institutional Asset Management, Inc. (since November 2000);
                                   Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                                   Corp. and OppenheimerFunds Legacy Program (since April 2000); formerly Principal and Chief
                                   Operating Officer (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division.
                                   An officer of 82 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since February 2002) of the
Vice President and Secretary       Manager; General Counsel and a director (since November 2001) of OppenheimerFunds Distributor,
(since 2001)                       Inc.; Senior Vice President and General Counsel (since November 2001) of HarbourView Asset
Age: 55                            Management Corporation; Vice President and a director (since November 2000) of Oppenheimer
                                   Partnership Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                   November 2001) of Shareholder Services, Inc., Shareholder Financial Services, Inc., OFI Private
                                   Investments, Inc., OFI Trust Company and OFI Institutional Asset Management, Inc.; General
                                   Counsel (since November 2001) of Centennial Asset Management Corporation; a director (since
                                   November 2001) of Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                   (since November 2001) of OppenheimerFunds International Ltd.; Vice President (since November
                                   2001) of OppenheimerFunds Legacy Program; Secretary (since November 2001) of Oppenheimer
                                   Acquisition Corp.; formerly Senior Vice President (May 1985-January 2004), Acting General
                                   Counsel (November 2001-February 2002) and Associate General Counsel (May 1981-October 2001) of
                                   the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001),
                                   Shareholder Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds
                                   International Ltd. And OppenheimerFunds plc (October 1997-November 2001). An officer of 82 portfolios in the OppenheimerFunds complex.







THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                         31 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $19,000 in fiscal 2003 and $18,500 in fiscal 2002.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $75,000 in fiscal 2003 and $65,000 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $11,600 in fiscal 2003 and $6,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $3,500 in fiscal 2003 and $3,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $90,100 in fiscal 2003 and $75,000 in fiscal 2002 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)